N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments March 31, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (10.0%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$621,310
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	785,770
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/23	250,000	298,437
*MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,000,000	2,260,760
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,274,488
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	564,540
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	611,280
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/30	240,000	286,915
Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	120,000	123,278
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	397,735
		7,224,513
General Obligation (20.2%)
Bozeman MT 4.000% 07/01/28	540,000	628,101
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	769,368
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	611,921
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	710,338
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	465,914
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg GO 4.000% 12/01/32	610,000	684,103
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg GO 4.000% 12/01/33	260,000	289,619
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	486,500
Meagher Cnty MT Sch Dist #8 (White Sulphur Springs) GO 4.000% 07/01/28	475,000	553,883
Missoula, MT Ref-Ser A 4.000% 07/01/26	350,000	412,955
Missoula, MT Ref-Ser A 4.000% 07/01/31	250,000	280,623
Missoula Cnty, MT Elem Sch Dis #1 (Missoula)GO 4.000% 07/01/32	500,000	558,550
Missoula Cnty, MT Elem Sch Dis #1 (Missoula)GO 4.000% 07/01/33	750,000	833,557
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/23	385,000	458,061
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/26	855,000	999,675
Montana St Ref-Long Range Bldg Program 4.000% 08/01/27	480,000	552,538
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	158,644
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	165,732
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	176,212
Ravalli Cnty MT GO 4.250% 07/01/30	755,000	848,718
Valley Cnty MT Sch Dist #1-A(Glasgow) GO 4.250% 07/01/31	450,000	508,028
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	633,780
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	641,644
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,236,300
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/31	350,000	426,538
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/32	435,000	527,803
		14,619,105
Health Care (27.5%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	250,337
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,262
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	255,962
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	123,120
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	616,902
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	265,680
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,146,063
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,520,201
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	422,552
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	779,209
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,175,510
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	178,495
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,529,655
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	300,909
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	152,834
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	279,939
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	705,000	756,317
MT Fac Fin Auth Sisters of Charity Leavenworth 4.500% 01/01/24	1,000,000	1,087,110
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	446,004
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	664,459
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	941,195
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser A 5.000% 06/01/28	1,015,000	1,209,393
MT Fac Fin Auth Hlth Fac Ref-Bozeman Deaconess Hlth Svcs-Ser C 5.000% 06/01/29	915,000	1,089,472
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,364
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	155,000	155,391
MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	955,000	957,454
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,331,500
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	261,116
Yellowstone Cnty MT Health Care Lease Rev 4.000% 10/01/29	710,000	795,129
		19,963,534
Housing (12.7%)
MT Brd of Hsg Single Family Program 2.650% 06/01/21	145,000	147,465
MT Brd of Hsg Single Family Program 2.650% 12/01/21	325,000	331,286
MT Brd of Hsg Single Family Program 3.000% 06/01/23	190,000	193,975
MT Brd of Hsg Single Family Program 3.000% 12/01/23	90,000	92,409
MT Brd of Hsg Single Family Program 3.150% 06/01/24	375,000	386,599
MT Brd of Hsg Single Family Program 3.150% 12/01/24	135,000	138,136
MT Brd of Hsg Single Family Program 3.350% 06/01/25	155,000	158,990
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	230,000	252,363
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	205,000	225,010
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	575,000	627,975
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	325,000	352,706
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	45,000	45,226
MT Brd of Hsg Single Family Program 5.050% 12/01/24	45,000	46,612
MT Brd of Hsg Single Family Program 5.300% 12/01/29	195,000	203,110
*MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,000,000	1,047,980
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	465,000	492,026
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	590,000	615,134
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	170,000	173,936
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	165,000	169,727
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	430,000	446,048
*MT St Brd of Hsg SF Mtg Ser B-1 4.000% 12/01/38	3,000,000	3,057,630
		9,204,343
Other Revenue (14.6%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	291,970
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	323,523
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	65,510
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	70,552
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	70,542
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	399,582
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	416,984
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	490,000	506,013
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	949,716
Billings MT Tax Increment Urban Renewal Ref 4.250% 07/01/35	1,000,000	1,021,240
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	214,018
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	669,192
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	621,612
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,034,980
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	300,473
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	291,859
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	190,841
Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	936,862
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	134,572
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	479,259
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	289,606
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	218,292
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	80,000	80,202
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	240,000	240,000
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	795,517
		10,612,917
Transportation (7.9%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	840,184
Billings MT Arpt Rev 4.750% 07/01/19	350,000	378,689
Billings MT Arpt Rev 5.000% 07/01/20	235,000	259,109
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	798,991
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,035,480
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	205,764
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	221,404
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	100,543
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	105,532
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	401,346
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	198,199
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	258,194
Missoula MT Spl Impt Dists #548 5.250% 07/01/27	240,000	261,559
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	256,329
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	381,955
		5,703,278
Utilities (4.4%)
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	245,278
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	253,559
Billings MT Storm Swr Revenue 4.000% 07/01/28	250,000	284,325
Billings MT Storm Swr Revenue 4.000% 07/01/29	250,000	280,785
Dillon MT Wtr & Swr Sys Rev 4.000% 07/01/33	250,000	280,678
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,822,176
		3,166,801

TOTAL MUNICIPAL BONDS (COST: $66,861,625)		$70,494,491

SHORT-TERM SECURITIES (1.5%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.159% (COST: $1,107,558)	1,107,558	$1,107,558

TOTAL INVESTMENTS IN SECURITIES (COST: $67,969,183) (98.8%)		$71,602,049
OTHER ASSETS LESS LIABILITIES (1.2%)		872,390

NET ASSETS (100.0%)		$72,474,439

^Variable rate security; rate shown represents rate as of March 31, 2016.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments March 31, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.9%)

Education (15.2%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$271,323
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	257,945
ND St Brd Higher Ed ND St Univ Hsg & Aux - Facs 4.000% 04/01/25	415,000	486,102
Univ of ND Hsg & Aux Facs Rev - Series 2014 4.000% 04/01/28	365,000	408,402
ND St Brd Higher Ed Rev Hsg & Aux 4.000% 04/01/33	500,000	537,130
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.000% 08/01/26	265,000	281,557
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.000% 08/01/27	275,000	287,773
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.250% 08/01/28	280,000	296,016
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. 3.250% 08/01/29	290,000	303,152
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	258,323
ND St Brd Higher Ed 5.000% 04/01/25	160,000	176,416
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	160,957
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	294,210
		4,019,306
General Obligation (25.9%)
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	532,605
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	841,845
Dickinson ND Public School District #1 4.000% 08/01/34	400,000	433,352
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	300,000	339,669
Fargo ND GO Implt Ser D 4.000% 05/01/37	250,000	267,005
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	250,715
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	200,654
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	368,424
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	216,328
Maple-Steele ND Jt Wtr Res Dist GO 4.000% 05/01/30	250,000	250,250
Minot ND Arpt Rev Amt- Set D 3.500% 10/01/25	570,000	617,156
Minot ND Arpt Rev Amt- Set D 4.000% 10/01/28	355,000	383,218
Minot ND Arpt Rev GO AMT-Ser E 3.500% 10/01/31	500,000	512,105
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	213,538
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	267,038
West Fargo ND GO 4.000% 05/01/26	400,000	449,716
West Fargo ND GO Ref - Ser B 3.250% 05/01/34	150,000	151,751
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	562,445
		6,857,814
Health Care (16.3%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	366,612
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	296,377
Burleigh Cnty ND Health Care Rev St Alexius Med Ctr Proj -Ser A 5.000% 07/01/35	500,000	594,340
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	125,059
Fargo ND Health Sys 5.500% 11/01/20	500,000	597,085
Fargo ND Health Sys 6.000% 11/01/28	500,000	603,310
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	578,890
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	400,000	419,196
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/32	250,000	272,328
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	315,855
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	158,943
		4,327,995
Housing (11.5%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	95,000	100,127
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	450,864
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	308,286
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	155,057
*ND St Hsg Fin Agy 3.350% 07/01/21	785,000	840,672
*ND St Hsg Fin Agy 3.100% 01/01/26	1,165,000	1,198,995
		3,054,001
Other Revenue (13.5%)
Bismarck, ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	295,688
Bismarck, ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	309,544
Burleigh & Morton Cnty Sales Tax Rev Ser A 4.000% 11/01/32	400,000	423,600
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	101,428
Minot ND Park Dist Facs Gross Rev Ref 3.000% 12/01/28	500,000	503,395
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	151,008
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	241,010
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	277,575
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	227,792
ND Pub Fin Auth 4.000% 06/01/30	400,000	436,020
ND Pub Fin Auth Capital Financing Prog Ser-A 4.000% 06/01/28	265,000	296,159
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	316,446
		3,579,665
Transportation (6.7%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	381,566
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	552,055
Grand Forks ND Regl Arpt Auth Arpt Rev 3.600% 06/01/23	180,000	192,555
*Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	600,000	649,224
		1,775,400
Utilities (8.8%)
Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	524,636
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	711,018
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	278,830
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	820,245
		2,334,729

TOTAL MUNICPAL BONDS (COST: $24,284,451)		$25,948,910

SHORT-TERM SECURITIES (0.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.159% (Cost: $241,134)	241,134	$241,134
TOTAL INVESTMENTS IN SECURITIES (COST: $24,525,585) (98.8%)		$26,190,044
OTHER ASSETS LESS LIABILITIES (1.2%)		317,314

NET ASSETS (100.0%)		$26,507,358

^Variable rate security; rate shown represents rate as of March 31, 2016.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At March 31, 2016, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$67,969,183	$24,525,585
Unrealized appreciation	$3,640,523	$1,664,459
Unrealized depreciation	($7,657)	$0
Net unrealized appreciation (depreciation)*	$3,632,866	$1,664,459

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,107,558	$0	$0	$1,107,558
Municipal Bonds	0	70,494,491	0	70,494,491
Total	$1,107,558	$70,494,491	$0	$71,602,049

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$241,134	$0	$0	$241,134
Municipal Bonds	0	25,948,910	0	25,948,910
Total	$241,134	$25,948,910	$0	$26,190,044

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 26, 2016

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 26, 2016